Property, Plant, and Equipment, At Cost	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, at Cost
Property, Plant, and Equipment, at Cost

	December 31,
(in thousands)	2012	2011
Land	$42,713	$42,771
Land improvements	31,452	31,112
Leasehold improvements	1,148	1,333
Buildings	191,866	186,960
Machinery and equipment	772,256	748,051
Construction in progress	31,532	24,245
	$1,070,967	$1,034,472

We depreciate the cost of property, plant, and equipment by the straight-line method and primarily over the following useful lives:

Land improvements	5 - 30 years
Buildings	10 - 50 years
Machinery and equipment	3 - 15 years

At both December 31, 2012 and December 31, 2011, assets held for lease and reflected in the table above include $3 million of land, $2 million of land improvements, $66 million of buildings, and $38 million of machinery and equipment. Accumulated depreciation on these assets was $11 million at December 31, 2012 and $8 million at December 31, 2011. All of these assets represent the assets of Foundry Park I.
Interest capitalized was $300 thousand in 2012, $500 thousand in 2011, and $400 thousand in 2010. Capitalized interest is amortized generally over the same lives as the asset to which it relates. Depreciation expense was $34 million in 2012, $33 million in 2011, and $29 million in 2010. Amortization of capitalized interest, which is included in depreciation expense, was $300 thousand in 2012, 2011, and 2010.